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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21530


                      Pioneer Select Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  February 28

Date of reporting period:  May 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer Select Value Fund
            Schedule of Investments  5/31/06 (unaudited)

Shares                                                           Value
            COMMON STOCKS - 100.4 %
            Energy - 13.5 %
            Coal & Consumable Fuels - 4.7 %
 1,350      Massey Energy Co. (b)                             $    50,382
            Integrated Oil & Gas - 4.3 %
   465      Occidental Petroleum Corp.                        $    46,077
            Oil & Gas Drilling - 4.5 %
   590      Transocean Offshore, Inc. *                       $    48,008
            Total Energy                                      $   144,467
            Materials - 10.9 %
            Diversified Chemical - 6.2 %
   230      Ashland, Inc.                                     $    14,375
 1,320      Dow Chemical Co.                                       52,628
                                                              $    67,003
            Diversified Metals & Mining - 1.9 %
   364      Freeport-McMoRan Copper & Gold, Inc. (Class B)    $    20,380
            Metal & Glass Containers - 2.7 %
   770      Ball Corp.                                        $    28,813
            Total Materials                                   $   116,196
            Capital Goods - 5.8 %
            Industrial Conglomerates - 5.8 %
 2,275      Tyco International, Ltd.                          $    61,675
            Total Capital Goods                               $    61,675
            Media - 14.4 %
            Advertising - 4.2 %
 4,727      The Interpublic Group of Companies, Inc. *  (b)   $    45,048
            Broadcasting & Cable TV - 10.2 %
 1,740      Clear Channel Communications, Inc.                $    53,592
 1,740      Comcast Corp. *                                        55,906
                                                              $   109,498
            Total Media                                       $   154,546
            Retailing - 0.6 %
            Department Stores - 0.6 %
   115      J.C. Penney Co., Inc.                             $     6,987
            Total Retailing                                   $     6,987
            Food & Drug Retailing - 4.0 %
            Food Retail - 4.0 %
 1,820      Safeway, Inc.                                     $    42,916
            Total Food & Drug Retailing                       $    42,916
            Food, Beverage & Tobacco - 3.2 %
            Tobacco - 3.2 %
   770      UST, Inc. *                                       $    33,888
            Total Food, Beverage & Tobacco                    $    33,888
            Health Care Equipment & Services - 11.6 %
            Health Care Equipment - 4.2 %
 2,170      Boston Scientific Corp. *                         $    44,876
            Health Care Facilities - 3.1 %
 4,120      Tenet Healthcare Corp. *                          $    32,630
            Managed Health Care - 4.3 %
   500      CIGNA Corp.                                       $    46,370
            Total Health Care Equipment & Services            $   123,876
            Pharmaceuticals & Biotechnology - 3.1 %
            Pharmaceuticals - 3.1 %
 1,350      Bristol-Myers Squibb Co.                          $    33,143
            Total Pharmaceuticals & Biotechnology             $    33,143
            Banks - 3.3 %
            Thrifts & Mortgage Finance - 3.3 %
   771      The PMI Group, Inc.                               $    35,081
            Total Banks                                       $    35,081
            Diversified Financials - 5.9 %
            Investment Banking & Brokerage - 3.2 %
   480      Merrill Lynch & Co., Inc.                         $    34,757
            Diversified Financial Services - 2.7 %
   580      Citigroup, Inc.                                   $    28,594
            Total Diversified Financials                      $    63,351
            Insurance - 5.1 %
            Life & Health Insurance - 5.1 %
 3,019      UNUM Corp.                                        $    54,221
            Total Insurance                                   $    54,221
            Software & Services - 7.0 %
            Data Processing & Outsourced Services - 7.0 %
 2,918      The BISYS Group, Inc. *                           $    43,041
   692      First Data Corp.                                       31,908
                                                              $    74,949
            Total Software & Services                         $    74,949
            Technology Hardware & Equipment - 12.1 %
            Communications Equipment - 3.8 %
 1,883      Nokia Corp. (A.D.R.) *                            $    40,428
            Computer Storage & Peripherals - 0.7 %
   205      Imation Corp.                                     $     7,888
            Electronic Equipment & Instruments - 3.4 %
 3,040      Symbol Technologies, Inc. *  (b)                  $    36,085
            Office Electronics - 4.2 %
 3,330      Xerox Corp. * (b)                                 $    45,721
            Total Technology Hardware & Equipment             $   130,122
            TOTAL COMMON STOCKS
            (Cost   $1,023,627)                               $ 1,075,418

            TOTAL INVESTMENT IN SECURITIES - 100.4%
            (Cost   $1,023,627) (a)                           $ 1,075,418

            OTHER ASSETS AND LIABILITIES - (0.4)%             $   (4,672)

            TOTAL NET ASSETS - 100.0%                         $ 1,070,746

          * Non-income producing security.

      (A.D.RAmerican Depositary Receipt.

        (a) At May 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $1,023,627 was as follows:

            Aggregate gross unrealized gain for all investments in
            which there is an excess of value over tax cost   $  112,286

            Aggregate gross unrealized loss for all investments in
            which there is an excess of tax cost over value      (60,495)

            Net unrealized gain                               $   51,791

        (b) At May 31, 2006, the following securities were out on loan:

Shares                           Security                        Value
     4,680  The Interpublic Group of Companies, Inc. *        $   44,600
     1,336  Massey Energy Co.                                     49,860
     3,010  Symbol Technologies, Inc. *                           35,729
     3,297  Xerox Corp. *                                         45,268
            Total                                             $  175,457


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 31, 2006

* Print the name and title of each signing officer under his or her signature.